As Filed with the United States Securities and Exchange Commission on July 23, 2021.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 153	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 154	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on August 22, 2021 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 153 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 154 under the Investment Company Act) (“PEA No. 153”) is being filed solely for the purpose of designating August 22, 2021, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150 and 151 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021 and June 25, 2021, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 153.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 152 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 150 under the Investment Company Act), filed on July 14, 2021, EDGAR Accession No. 0001193125-21-215086, is incorporated by reference into this PEA No. 153.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 23rd day of July, 2021.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President	July 23, 2021
(Sheri Morris)	(Principal Executive Officer)
/s/ Beth Ann Brown***	Trustee	July 23, 2021
(Beth Ann Brown)
/s/ Jack M. Fields*	Trustee	July 23, 2021
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	July 23, 2021
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	July 23, 2021
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	July 23, 2021
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	July 23, 2021
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	July 23, 2021
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	July 23, 2021
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	July 23, 2021
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	July 23, 2021
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	July 23, 2021
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	July 23, 2021
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	July 23, 2021
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	July 23, 2021
(James D. Vaughn)

SIGNATURE	TITLE	DATE
/s/ Christopher L. Wilson*	Chair and Trustee	July 23, 2021
(Christopher L. Wilson)
/s/ Adrien Deberghes	Vice President &	July 23, 2021
Adrien Deberghes	Treasurer (Principal Financial Officer)
/s/ Sheri Morris		July 23, 2021
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.